Loss on disposals (Details) - USD ($)					1 Months Ended	12 Months Ended
		Oct. 12, 2015	Jun. 19, 2015	Mar. 10, 2015	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal						$ 13,464,000,000	$ 15,807,000,000
Loss on disposal	[1]					(245,000,000)	0	$ (63,000,000)
Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal						13,216,000,000	14,276,000,000
Total, by property, plant, and equipment disposals
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount						351,000,000
Total, by property, plant, and equipment disposals | Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount							0
Book value on disposal						596,000,000	0
Loss on disposal						(245,000,000)	$ 0
Total, by property, plant, and equipment disposals | Jack-up rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount								1,802,000,000
Book value on disposal								1,865,000,000
Loss on disposal								(63,000,000)
Sale of West Triton | Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount						75,000,000
Book value on disposal						109,000,000
Loss on disposal						(34,000,000)
Sale of West Mischief | Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount						75,000,000
Book value on disposal						146,000,000
Loss on disposal						(71,000,000)
Sale of West Resolute | Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount						75,000,000
Book value on disposal						136,000,000
Loss on disposal						(61,000,000)
Disposal of Sevan Developer contract | Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount						0
Book value on disposal						75,000,000
Loss on disposal					$ (75,000,000)	(75,000,000)
Sale of West Rigel | Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount						126,000,000
Book value on disposal						128,000,000
Loss on disposal						(2,000,000)
Sale of West Rigel | Jack-up rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount								128,000,000
Book value on disposal								210,000,000
Loss on disposal								(82,000,000)
Other | Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount						0
Book value on disposal						2,000,000
Loss on disposal						$ (2,000,000)
Other | Jack-up rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount								0
Book value on disposal								5,000,000
Loss on disposal								(5,000,000)
Cancellation of West Mira | Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal		$ (80,000,000)
Cancellation of West Mira | Jack-up rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount								199,000,000
Book value on disposal								279,000,000
Loss on disposal								(80,000,000)
Sale of West Polaris
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount			$ 235,000,000
Loss on disposal			$ (77,000,000)
Sale of West Polaris | Jack-up rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount								235,000,000
Book value on disposal								312,000,000
Loss on disposal								(77,000,000)
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount				$ 1,077,000,000
Loss on disposal				$ 181,000,000
SeaMex Limited | Jack-up rigs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds/recoverable amount								1,240,000,000
Book value on disposal								1,059,000,000
Loss on disposal								$ 181,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".